UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6083

Name of Registrant: VANGUARD OHIO TAX-FREE FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2011

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
Ohio (98.0%)
Akron OH BAN	1.125%	12/8/11	3,000	3,004
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.160%	9/7/11 LOC	2,600	2,600
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.060%	9/1/11 LOC	1,700	1,700
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.130%	9/1/11 LOC	400	400
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.330%	9/7/11 (12)	9,315	9,315
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.330%	9/7/11 (12)	7,800	7,800
Avon OH BAN	1.000%	7/3/12	5,500	5,527
Avon OH BAN	1.000%	7/19/12	3,280	3,297
Avon OH Local School District BAN	1.125%	12/14/11	1,255	1,257
Butler County OH BAN	0.500%	8/2/12	5,000	5,000
1 Cincinnati OH City School District GO TOB
VRDO	0.210%	9/7/11	12,340	12,340
1 Cincinnati OH City School District GO TOB
VRDO	0.220%	9/7/11	5,000	5,000
Cleveland OH Airport System Revenue VRDO	0.180%	9/7/11 LOC	6,170	6,170
Cleveland OH Water BAN	1.000%	7/26/12	4,000	4,018
1 Cleveland OH Water Works Revenue TOB
VRDO	0.210%	9/7/11	8,150	8,150
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.170%	9/7/11	9,410	9,410
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.170%	9/7/11	14,000	14,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Housing Corp.
Project) VRDO	0.200%	9/7/11 LOC	2,750	2,750
Columbus OH City School District BAN	2.000%	12/1/11	3,000	3,011
1 Columbus OH City School District School
Facilities Construction & Improvement GO
TOB VRDO	0.210%	9/7/11 LOC	10,230	10,230
Columbus OH GO	5.000%	9/1/11	5,000	5,000
1 Columbus OH GO TOB VRDO	0.210%	9/7/11	4,360	4,360
Columbus OH GO VRDO	0.170%	9/7/11	16,910	16,910
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.210%	9/7/11 LOC	13,515	13,515
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.210%	9/7/11 LOC	3,200	3,200

Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.210%	9/7/11 LOC	5,790	5,790
1 Columbus OH Regional Airport Authority Airport
Revenue TOB VRDO	0.240%	9/7/11 LOC	3,400	3,400
1 Columbus OH Sewer Revenue TOB VRDO	0.200%	9/7/11	4,970	4,970
Columbus OH Sewer Revenue VRDO	0.170%	9/7/11	6,530	6,530
Cuyahoga County OH Economic Development
Revenue (Cleveland Hearing & Speech)
VRDO	0.210%	9/7/11 LOC	600	600
Cuyahoga County OH GO	5.000%	12/1/11	2,875	2,907
Cuyahoga County OH Housing Revenue VRDO	0.180%	9/7/11 LOC	6,935	6,935
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.090%	9/1/11	300	300
Cuyahoga Falls OH BAN	1.250%	12/8/11	2,880	2,884
Deerfield Township OH BAN	1.500%	11/8/11	2,250	2,254
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.200%	9/7/11 LOC	15,680	15,680
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.200%	9/7/11	8,740	8,740
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.130%	9/7/11	2,400	2,400
Franklin County OH Hospital Revenue (Holy
Cross Health System) VRDO	0.160%	9/7/11	6,300	6,300
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.200%	9/7/11	3,100	3,100
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.200%	9/7/11	6,900	6,900
Green OH BAN	1.000%	6/29/12	5,000	5,018
Hamilton County OH Health Care Facilities
Revenue (The Children's Home of Cincinnati)
VRDO	0.210%	9/7/11 LOC	3,360	3,360
Hamilton County OH Healthcare Revenue (Life
Enriching Communities) VRDO	0.190%	9/7/11 LOC	2,650	2,650
Hamilton County OH Sewer System Revenue	5.250%	12/1/11 (Prere.)	1,355	1,371
Hamilton County OH Sewer System Revenue	5.250%	12/1/11 (Prere.)	1,000	1,012
Kent OH BAN	1.250%	10/12/11	1,270	1,271
Lake County OH BAN	1.500%	6/28/12	2,000	2,010
1 Lakewood OH City School District GO TOB
VRDO	0.230%	9/7/11 (4)	3,825	3,825
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.210%	9/7/11	32,865	32,865
Lorain County OH BAN	1.500%	3/16/12	3,800	3,815
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.200%	9/7/11 (4)	10,200	10,200
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.270%	9/7/11 (4)	10,500	10,500
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.270%	9/7/11 (4)	10,000	10,000
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.210%	9/7/11 LOC	1,750	1,750
Lucas County OH BAN	1.000%	7/19/12	2,500	2,510
Mason OH City School District BAN	2.000%	2/1/12	2,600	2,616

Miami University of Ohio General Receipts
Revenue	2.000%	9/1/11	2,925	2,925
Miamisburg OH City School District BAN	1.500%	7/19/12	3,000	3,025
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	4.100%	11/10/11	1,500	1,511
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.200%	9/7/11	2,500	2,500
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.210%	9/7/11	2,400	2,400
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.220%	9/7/11	2,735	2,735
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.230%	9/7/11	6,970	6,970
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.230%	9/7/11	3,990	3,990
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.160%	9/7/11	11,300	11,300
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.210%	9/7/11	7,500	7,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.080%	9/1/11	700	700
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.090%	9/1/11	600	600
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.270%	9/7/11 (13)	13,320	13,320
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.160%	9/7/11 LOC	6,500	6,500
1 Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project) TOB VRDO	0.200%	9/7/11	4,995	4,995
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.130%	9/7/11 LOC	5,000	5,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.150%	9/7/11 LOC	13,650	13,650
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/11	3,905	3,920
Ohio Building Authority Revenue (Facilities
Highway Safety Building Fund)	5.500%	10/1/11 (Prere.)	1,305	1,311
Ohio Building Authority Revenue (Facilities
Highway Safety Building Fund)	5.500%	10/1/11 (Prere.)	1,380	1,386
Ohio Common Schools GO VRDO	0.130%	9/7/11	5,020	5,020
Ohio Development Assistance & Revitalization
Project BAN	0.350%	6/1/12	10,000	10,000
Ohio GO	5.000%	9/15/11 (ETM)	5,715	5,725
Ohio GO VRDO	0.130%	9/7/11	1,000	1,000
Ohio Higher Education Capital Facilities
Revenue	5.000%	8/1/12	4,000	4,172
1 Ohio Higher Education GO TOB VRDO	0.200%	9/7/11	11,340	11,340
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.180%	11/3/11	5,000	5,000

Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.130%	9/1/11 LOC	6,500	6,500
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.210%	9/7/11	2,200	2,200
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.110%	9/1/11	830	830
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.200%	9/7/11 LOC	3,200	3,200
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.160%	9/7/11	800	800
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project) TOB
VRDO	0.200%	9/7/11 LOC	6,245	6,245
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.140%	9/1/11	425	425
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.140%	9/1/11	9,835	9,835
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.210%	9/7/11	2,895	2,895
1 Ohio Hospital Revenue (University Hospitals
Health System Inc.) TOB VRDO	0.270%	9/7/11 (13)	5,000	5,000
1 Ohio Housing Finance Agency Residential
Mortgage Revenue TOB VRDO	0.230%	9/7/11	1,765	1,765
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.160%	9/7/11	12,400	12,400
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.160%	9/7/11	9,040	9,040
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.160%	9/7/11	3,500	3,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.160%	9/7/11	7,500	7,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.190%	9/7/11	13,000	13,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.190%	9/7/11	11,530	11,530
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.220%	9/7/11	5,000	5,000
Ohio Mental Health Capital Facilities Revenue	5.000%	8/1/12	1,150	1,199
Ohio State University General Receipts
Revenue CP	0.150%	9/20/11	8,200	8,200
Ohio State University General Receipts
Revenue CP	0.140%	11/3/11	6,000	6,000
Ohio State University General Receipts
Revenue CP	0.130%	12/8/11	11,045	11,045
Ohio State University General Receipts
Revenue VRDO	0.130%	9/7/11	2,475	2,475
Ohio State University General Receipts
Revenue VRDO	0.150%	9/7/11	800	800
1 Ohio Turnpike Commission Turnpike Revenue
TOB VRDO	0.180%	9/7/11	15,565	15,565
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.120%	9/1/11 LOC	18,950	18,950
1 Olentangy OH School District GO TOB VRDO	0.200%	9/7/11 LOC	4,855	4,855

Oregon OH BAN	2.000%	9/7/11	3,630	3,631
Pickerington OH Local School District (School
Facilities Construction & Improvement) GO	5.000%	12/1/11 (Prere.)	7,000	7,080
South Euclid OH BAN	1.500%	9/28/11	1,750	1,751
Strongsville OH BAN	1.500%	11/3/11	2,500	2,504
Toledo-Lucas County OH Port Authority Airport
Development Revenue (Flight Safety
International Inc.)VRDO	0.170%	9/7/11	7,600	7,600
University of Cincinnati Ohio General Receipts
BAN	2.000%	12/16/11	6,900	6,930
University of Cincinnati Ohio General Receipts
BAN	2.000%	5/11/12	4,000	4,041
Upper Arlington OH City School District TAN	1.000%	6/21/12	722	724
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.200%	9/7/11 LOC	5,240	5,240
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.200%	9/7/11 LOC	3,430	3,430
				684,607
Puerto Rico (2.6%)
1 Puerto Rico GO TOB VRDO	0.140%	9/1/11 LOC	6,750	6,750
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	5,000	5,102
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	1,000	1,021
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOBVRDO	0.260%	9/7/11	5,250	5,250
				18,123
Total Tax-Exempt Municipal Bonds (Cost $702,730)				702,730
Total Investments (100.6%) (Cost $702,730)				702,730
Other Assets and Liabilities-Net (-0.6%)				(4,423)
Net Assets (100%)				698,307

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $225,365,000, representing 32.3% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.

Ohio Tax-Exempt Money Market Fund

(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Ohio (96.9%)
Akron OH GO	5.500%	12/1/11 (Prere.)	1,315	1,332
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27 (14)	6,300	6,460
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,121
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	9,625	9,294
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.060%	9/1/11 LOC	900	900
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.130%	9/1/11 LOC	8,430	8,430
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.140%	9/1/11 LOC	1,200	1,200
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	3,000	3,116
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,338
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,302
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	17,375	17,826
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	4,841
Amherst OH Exempt Village School District GO	5.750%	12/1/11 (Prere.)	1,300	1,318
Amherst OH Exempt Village School District GO	5.750%	12/1/11 (Prere.)	1,300	1,318
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	1,942
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	1,887
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	5,410	4,217
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	1,325	996
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	2,500	1,813
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	2,750	1,992
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,760	4,038
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	2,500	1,926
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,774
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,682
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center
Project)	5.000%	5/15/31 (14)	5,000	4,523

Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,250	1,320
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	2,500	2,417
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	2,500	2,265
Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,494
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	1,080	1,094
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	950	962
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	805	815
Canal Winchester OH Local School District GO	5.000%	6/1/15 (Prere.)	3,420	3,985
Canal Winchester OH Local School District GO	5.000%	6/1/15 (Prere.)	3,030	3,531
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,762
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	7,600	7,885
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,170
Cincinnati OH City School District GO	5.250%	12/1/28 (14)	4,000	4,673
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	4,247
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,413
Cincinnati OH Economic Development Revenue
(Baldwin 300 Project)	4.875%	11/1/38	7,870	7,906
Cincinnati OH GO	5.000%	12/1/24	1,090	1,230
Cincinnati OH GO	5.000%	12/1/26	2,605	2,881
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,732
Cincinnati OH Water System Revenue	5.000%	12/1/36	3,025	3,248
Cleveland OH GO	5.000%	10/1/21 (2)	2,920	3,219
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,603
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,579
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,311
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	2,049
Cleveland OH State University Revenue	5.250%	6/1/19 (14)	2,825	3,059
Cleveland OH State University Revenue	5.000%	6/1/30 (14)	3,000	3,115
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,635	11,653
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/18	6,000	7,028
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	7,014
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,073
Columbus OH City School District GO	4.750%	12/1/33	7,000	7,201
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/22	1,545	1,767
Columbus OH GO	5.000%	7/1/16	2,500	2,977
1 Columbus OH GO	5.000%	6/1/19	8,000	9,721
Columbus OH GO	5.000%	7/1/27	2,000	2,269
Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,318
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	8,296
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,429
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group)	6.000%	1/1/32	10,000	10,528
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.090%	9/1/11	1,000	1,000
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.130%	9/1/11	3,900	3,900

Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	9,080	7,862
Fairborn OH City School District School
Improvement GO	5.500%	12/1/16 (14)	1,840	1,863
Fairborn OH City School District School
Improvement GO	5.375%	12/1/20 (14)	1,200	1,214
Fairfield County OH Hospital Facilities Revenue
(Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	3,000	3,199
Franklin County OH GO	5.000%	12/1/31	6,885	7,364
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,750	2,762
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	3,651
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,527
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,513
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.180%	9/7/11	1,450	1,450
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,343
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,742
Gallia County OH Hospital Facilities Revenue
(Holzer Medical Center Project)	5.125%	10/1/13 (2)	2,000	2,004
Gallia County OH Local School District GO	5.000%	12/1/30 (4)	5,000	5,140
Gallia County OH Local School District GO	5.000%	12/1/33 (4)	3,500	3,560
Gallipolis OH City School District (School
Facilities Construction & Improvement) GO	5.000%	12/1/30 (14)	4,040	4,174
Garfield Heights OH City School District School
Improvement GO	5.500%	12/15/11 (Prere.)	1,640	1,664
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,516
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,518
Greene County OH Sewer System Revenue	5.000%	12/1/23 (4)	4,695	5,022
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/20 (14)	1,185	1,297
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/21 (14)	1,245	1,360
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/23 (14)	1,380	1,507
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/24 (14)	185	202
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.250%	6/1/28 (14)	7,290	7,512
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/19 (14)	2,865	2,936

Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/20 (14)	3,020	3,083
Hamilton County OH Sales Tax Revenue	5.000%	12/1/25 (2)	5,000	5,230
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,179
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	9,965
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,546
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,223
Hamilton OH City School District GO	5.000%	12/1/34 (4)	2,250	2,307
Highland OH Local School District School
Improvement GO	5.750%	12/1/11 (Prere.)	1,510	1,531
Hilliard OH School District GO	5.250%	12/1/16 (14)	2,000	2,044
Hilliard OH School District GO	5.000%	12/1/27 (14)	2,895	3,102
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	2,925
Logan Hocking OH Local School District GO	5.500%	12/1/11 (Prere.)	1,675	1,697
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	4,603
Lorain County OH GO	5.500%	12/1/12 (Prere.)	1,500	1,596
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,802
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.400%	10/1/21	4,000	4,051
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,052
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.270%	9/7/11 (4)	2,780	2,780
Lucas County OH GO	5.000%	10/1/40	1,500	1,545
Lucas County OH Hospital Revenue	5.000%	11/15/38	5,000	4,934
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,241
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,000	2,153
Mad River OH Local School District GO	5.750%	12/1/12 (Prere.)	1,195	1,277
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,095	2,457
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,035	2,387
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,140	2,510
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	2,720	2,775
Mason OH City School District School
Improvement GO	5.000%	12/1/35	1,000	1,046
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	7,513
Miami University of Ohio General Receipts
Revenue	5.250%	12/1/20 (2)	2,000	2,160
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,793
Milford OH Exempt Village School District
School Improvement GO	6.000%	12/1/11 (Prere.)	1,425	1,446
Milford OH Exempt Village School District
School Improvement GO	6.000%	12/1/11 (Prere.)	1,600	1,623
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/30	7,630	7,703
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/39	5,000	5,019

Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	10/1/41 (4)	5,000	5,016
2 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.200%	9/7/11	800	800
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.080%	9/1/11	3,930	3,930
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.090%	9/1/11	800	800
New Albany Plain OH Local School District GO	5.500%	6/1/12 (Prere.)	500	520
New Albany Plain OH Local School District GO	5.500%	12/1/17 (3)	675	697
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	7,000	7,861
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	6,000	6,736
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,106
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,000	3,140
Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project)	5.700%	8/1/20	6,000	6,473
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	7,000	7,255
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,223
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,230
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,491
Ohio Common Schools GO	5.000%	6/15/24	8,000	8,661
Ohio Common Schools GO VRDO	0.130%	9/7/11	4,000	4,000
Ohio Conservation Projects GO	5.000%	9/1/19	3,880	4,692
Ohio GO	5.000%	9/15/14	10,000	11,326
Ohio GO	5.500%	11/1/14	4,185	4,819
Ohio GO	5.000%	9/15/15	3,695	4,316
Ohio GO	5.000%	9/15/17	3,435	4,129
Ohio GO	5.000%	9/15/19	5,000	6,016
Ohio GO	5.500%	9/15/19	4,150	5,176
Ohio GO	5.000%	8/1/20	2,870	3,468
Ohio GO	5.000%	8/1/24	2,000	2,359
Ohio GO VRDO	0.130%	9/7/11	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,179
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/27 (2)	2,115	2,206
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,238
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,227

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,506
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.110%	9/1/11	200	200
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	1,960
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,042
Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project)	5.000%	4/1/32	3,415	3,451
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/41	4,500	4,511
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/44	3,500	3,515
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/33	5,000	5,071
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,135	2,361
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,054
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,116
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	5,000	5,427
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,500	1,494
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,500	6,329
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,500	6,762
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.140%	9/1/11	4,660	4,660
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	6.750%	1/15/39	5,000	5,182
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	18,500	17,382
Ohio Hospital Revenue (University Hospitals
Health System Inc.) PUT	3.750%	1/15/13	2,500	2,583
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	1,630	1,711
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	4,505	4,728
Ohio Housing Finance Agency Single Family
Mortgage Revenue	4.000%	11/1/25	970	973
Ohio Housing Finance Agency Single Family
Mortgage Revenue	4.125%	11/1/28	975	945
Ohio Infrastructure Improvement GO	5.000%	8/1/16	9,570	11,381
Ohio State University General Receipts
Revenue	5.250%	6/1/13 (Prere.)	2,455	2,667
Ohio State University General Receipts
Revenue	5.000%	12/1/16	5,365	6,399
Ohio State University General Receipts
Revenue	5.000%	12/1/17	5,000	5,995
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,600	1,889

Ohio State University General Receipts
Revenue	5.250%	6/1/23	545	580
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,500	2,718
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	5,000	5,803
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,295
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,000	2,311
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	6/1/16	3,000	3,430
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/19	2,115	2,586
Ohio Water Development Authority Fresh Water
Revenue	5.500%	6/1/23	1,225	1,557
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/23	1,115	1,423
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,940	2,175
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	2,071
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/20	3,180	3,957
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	520	573
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/21	5,135	6,525
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,916
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/23	2,155	2,756
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/29	5,000	5,473
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,088
Olentangy OH Local School District GO	5.500%	6/1/12 (Prere.)	1,200	1,248
Olentangy OH Local School District GO	5.500%	12/1/16 (4)	30	31
Olentangy OH Local School District GO	5.000%	12/1/30 (4)	3,765	3,968
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.250%	6/1/14 (Prere.)	1,400	1,581
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	2,750	3,125
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,125
Rocky River OH City School District GO	5.375%	12/1/17	2,200	2,482
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	9,300	9,448
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	6,500	6,595
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,815
Sugarcreek OH Local School District GO	5.250%	12/1/13 (Prere.)	1,215	1,343
Tallmadge OH City School District GO	5.000%	12/1/28 (4)	3,030	3,139
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,215
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,439
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,082
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,480
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,110

University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	2,000	2,078
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,152
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,146
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	541
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	536
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,223
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,244
Woodridge OH School District GO	6.800%	12/1/14 (2)	1,245	1,352
				839,044
Puerto Rico (2.0%)
Puerto Rico GO	5.500%	7/1/20 (14)	1,600	1,750
Puerto Rico GO	5.500%	7/1/29	1,500	1,510
Puerto Rico GO	5.000%	7/1/34	740	669
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	3,400	3,871
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (4)	2,500	2,543
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,005	3,071
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	995	1,017
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	403
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	2,500	2,730
				17,564
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/17	2,000	2,122

Total Tax-Exempt Municipal Bonds (Cost $830,718)				858,730
Total Investments (99.2%) (Cost $830,718)				858,730
Other Assets and Liabilities-Net (0.8%)				7,266
Net Assets (100%)				865,996

1 Securities with a value of $243,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $8,240,000, representing 1.0% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.

Ohio Long-Term Tax-Exempt Fund

TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Ohio Long-Term Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	858,730	—
Futures Contracts—Assets[1]	11	—	—
Futures Contracts—Liabilities[1]	(11)	—	—
Total	—	858,730	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2011	(48)	(10,584)	1
5-Year U.S. Treasury Note	December 2011	81	9,926	3
10-Year U.S. Treasury Note	December 2011	(27)	(3,484)	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2011, the cost of investment securities for tax purposes was $832,057,000. Net unrealized appreciation of investment securities for tax purposes was $26,673,000, consisting of unrealized gains of $30,441,000 on securities that had risen in value since their purchase and $3,768,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.